RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet:
Due from Sponsor	$ 217,507	$ 214,693	$ 211,945		$ 209,262
Total Assets	12,200,221	12,503,928	38,727,134	$ 12,582,910	37,912,762
Class A common stock subject to possible redemption	12,250,697	12,113,719	38,204,207	12,680,351	37,456,519
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 12,200,221	$ 12,503,928	$ 38,727,134	12,582,910	$ 37,912,762
Redemption price	$ 11.23	$ 11.11	$ 10.79		$ 10.58
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	$ 1,541,476	$ 1,404,498	$ 956,951		$ 5,225,880
Due from Sponsor	217,507	214,693	211,945	$ 265,776	209,262
As Previously Reported
Balance Sheet:
Due from Sponsor	0	0
Total Assets	11,982,714	12,289,235	38,515,189		37,703,500
Class A common stock subject to possible redemption	12,033,190	11,899,026	37,992,262		37,247,257
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 11,982,714	$ 12,289,235	$ 38,515,189		$ 37,703,500
Redemption price	$ 11.03	$ 10.91	$ 10.73		$ 10.52
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	$ 1,323,969	$ 1,189,805	$ 745,006		$ 5,016,618
Due from Sponsor	0	0
Adjustments
Balance Sheet:
Due from Sponsor	217,507	214,693	211,945		209,262
Total Assets	217,507	214,693	211,945		209,262
Class A common stock subject to possible redemption	217,507	214,693	211,945		209,262
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 217,507	$ 214,693	$ 211,945		$ 209,262
Redemption price	$ 0.20	$ 0.20	$ 0.06		$ 0.06
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	$ 217,507	$ 214,693	$ 211,945		$ 209,262
Due from Sponsor	$ 217,507	$ 214,693	$ 211,945		$ 209,262